Share-Based Compensation - Summary of Company's Employee Share Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, Outstanding, Beginning balance	7,665,500
Number of options, Granted	177,600
Number of options, Exercised	(2,939,863)
Number of options, Forfeited	(35,000)
Number of options, Outstanding, Ending balance	4,868,237	7,665,500
Number of options, Vested and expected to vest, Ending balance	4,818,877
Number of options, Exercisable, Ending balance	2,149,037
Weighted average exercise price, Outstanding, Beginning balance	$ 2.20
Weighted average exercise price, Granted	$ 2.20
Weighted average exercise price, Exercised	$ 2.20
Weighted average exercise price, Forfeited	$ 2.20
Weighted average exercise price, Outstanding, Ending balance	$ 2.20	$ 2.20
Weighted average exercise price, Vested or expected to vest	$ 2.20
Weighted average exercise price, Exercisable	$ 2.20
Weighted average grant date fair value, Outstanding, Beginning balance	$ 2.65
Weighted average grant date fair value, Granted	$ 34.57		$ 2.36
Weighted average grant date fair value, Outstanding, Ending balance	$ 3.77	$ 2.65
Weighted average grant date fair value, Vested or expected to vest	$ 3.73
Weighted average grant date fair value, Exercisable	$ 2.52
Weighted average remaining contractual term	6 years 10 months 21 days	7 years 8 months 27 days
Weighted average remaining contractual term, Vested or expected to vest	6 years 10 months 13 days
Weighted average remaining contractual term, Exercisable	6 years 6 months 11 days
Aggregate intrinsic value of share options, Outstanding, Beginning balance	$ 263,617
Aggregate intrinsic value of share options, Outstanding, Ending balance	166,299	263,617
Aggregate intrinsic value of share options, Vested or expected to vest	164,613
Aggregate intrinsic value of share options, Exercisable	$ 73,411